Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 530	$ 540
Accounts receivable (Note 8)	767	699
Due from related parties (Note 28)	282	284
Other current assets (Note 9)	281	303
Total current assets	1,860	1,826
Property, plant and equipment (Note 10)	25,077	23,842
Other long-term assets:
Regulatory assets (Note 12)	2,964	3,561
Deferred income tax assets (Note 6)	114	118
Intangible assets (Note 11)	608	570
Goodwill	373	373
Other assets (Note 13)	461	93
Total other long-term assets	4,520	4,715
Total assets	31,457	30,383
Current liabilities:
Short-term notes payable (Notes 16, 18)	1,374	1,045
Long-term debt payable within one year (Notes 16, 17, 18)	733	603
Accounts payable and other current liabilities (Note 14)	1,274	1,064
Due to related parties (Note 28)	271	266
Total current liabilities	3,652	2,978
Long-term liabilities:
Long-term debt (Notes 16, 17)	13,030	13,017
Regulatory liabilities (Note 12)	1,123	362
Deferred income tax liabilities (Note 6)	715	367
Other long-term liabilities (Note 15)	1,545	2,683
Total long-term liabilities	16,413	16,429
Total liabilities	20,065	19,407
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Noncontrolling interest subject to redemption (Note 27)	20	20
Equity
Common shares (Note 23)	5,699	5,688
Additional paid-in capital (Note 26)	34	38
Retained earnings	5,562	5,174
Accumulated other comprehensive income (loss)	11	(12)
Hydro One shareholders’ equity	11,306	10,888
Noncontrolling interest (Note 27)	66	68
Total equity	11,372	10,956
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 31,457	$ 30,383